UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 100.5%
U.S. Bonds - 92.9%
Agency - Other - 14.3%
Financing Corp., 10.7%, 2017	$4,095,000	$5,892,140
Financing Corp., 9.4%, 2018	3,085,000	4,328,496
Financing Corp., 9.8%, 2018	4,350,000	6,226,159
Financing Corp., 10.35%, 2018	6,820,000	10,105,303
Financing Corp., STRIPS, 0%, 2017	5,000,000	4,707,305

		$31,259,403
Asset-Backed & Securitized - 3.6%
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	$1,000,000	$1,168,038
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,360,504
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,646	1,544,515
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	560,804
CWCapital LLC, 5.223%, 2048	1,000,000	1,117,463
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.93%, 2051	754,902	796,694
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.82%, 2049	1,000,000	1,148,965
Prudential Securities Secured Financing Corp., FRN, 7.177%, 2013 (z)	152,271	152,510

		$7,849,493
Cable TV - 0.6%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,298,982

Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$674,892

Computer Software - Systems - 0.4%
IBM Corp., 4%, 2042	$847,000	$867,957

Energy - Independent - 0.0%
Hess Corp., 8.125%, 2019	$30,000	$38,631

Food & Beverages - 1.0%
Anheuser-Busch InBev S.A., 7.75%, 2019	$750,000	$992,143
Kraft Foods Group, Inc., 6.125%, 2018	960,000	1,173,446

		$2,165,589
Local Authorities - 2.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$732,320
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	46,696
Port Authority NY & NJ (168th Series), 4.926%, 2051	770,000	863,817
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	2,072,697
State of California (Build America Bonds), 7.6%, 2040	420,000	619,949
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	556,925

		$4,892,404
Major Banks - 0.7%
Bank of America Corp., 7.625%, 2019	$170,000	$216,846
Goldman Sachs Group, Inc., 3.625%, 2023	446,000	450,313
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	836,728

		$1,503,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Medical & Health Technology & Services - 0.2%
Catholic Health Initiatives, 2.95%, 2022	$432,000	$434,125

Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043 (z)	$316,000	$314,559

Mortgage-Backed - 46.9%
Fannie Mae, 4.7%, 2013	$277,923	$279,931
Fannie Mae, 5.06%, 2013	352,607	351,553
Fannie Mae, 4.77%, 2014	436,702	452,426
Fannie Mae, 4.826%, 2014	2,384,018	2,471,821
Fannie Mae, 5.1%, 2014	476,802	497,988
Fannie Mae, 4.74%, 2015	352,531	375,028
Fannie Mae, 4.78%, 2015	490,902	525,890
Fannie Mae, 4.815%, 2015	522,079	556,836
Fannie Mae, 4.82%, 2015	874,351	922,967
Fannie Mae, 4.85%, 2015	309,676	327,707
Fannie Mae, 4.86%, 2015	140,524	148,224
Fannie Mae, 4.87%, 2015	327,567	349,496
Fannie Mae, 4.89%, 2015	367,356	389,990
Fannie Mae, 5.464%, 2015	790,647	864,588
Fannie Mae, 5.09%, 2016	499,042	551,468
Fannie Mae, 5.424%, 2016	707,938	791,569
Fannie Mae, 5.845%, 2016	222,192	238,567
Fannie Mae, 6.5%, 2016 - 2037	2,174,337	2,442,252
Fannie Mae, 1.9%, 2017	167,857	172,673
Fannie Mae, 5.05%, 2017	503,391	557,829
Fannie Mae, 5.3%, 2017	550,867	613,708
Fannie Mae, 5.5%, 2017 - 2038	13,663,354	14,984,945
Fannie Mae, 6%, 2017 - 2037	4,140,731	4,596,075
Fannie Mae, 4.88%, 2020	222,429	248,340
Fannie Mae, 5%, 2035 - 2040	1,861,161	2,020,603
Fannie Mae, 4%, 2041	2,621,999	2,797,579
Fannie Mae, 4.5%, 2041	1,445,957	1,585,630
Fannie Mae, 3%, 2042	2,779,000	2,879,847
Fannie Mae, TBA, 3%, 2028 - 2043	7,132,068	7,379,550
Fannie Mae, TBA, 3.5%, 2043	4,820,000	5,089,272
Fannie Mae, TBA, 4.5%, 2043	776,000	833,048
Freddie Mac, 5%, 2016 - 2040	6,055,272	6,512,704
Freddie Mac, 2.303%, 2018	275,000	288,281
Freddie Mac, 2.323%, 2018	499,000	523,688
Freddie Mac, 2.699%, 2018	800,000	855,044
Freddie Mac, 2.13%, 2019	1,500,000	1,557,914
Freddie Mac, 6%, 2021 - 2038	2,353,534	2,601,092
Freddie Mac, 4.5%, 2024 - 2040	1,640,047	1,751,907
Freddie Mac, 5.5%, 2024 - 2036	2,821,452	3,109,196
Freddie Mac, 2.5%, 2028	5,343,000	5,544,197
Freddie Mac, 6.5%, 2037	632,998	705,383
Freddie Mac, 3.5%, 2042	460,401	488,406
Freddie Mac, TBA, 2.5%, 2028	930,000	961,097
Freddie Mac, TBA, 3%, 2043	1,890,000	1,941,975
Freddie Mac, TBA, 3.5%, 2043	3,830,000	4,031,673
Ginnie Mae, 5.5%, 2033 - 2042	2,953,575	3,259,001
Ginnie Mae, 4%, 2040	241,933	264,795

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4.5%, 2041	$610,662	$668,937
Ginnie Mae, 3.5%, 2042	330,964	360,448
Ginnie Mae, 3%, 2043	3,850,000	4,038,203
Ginnie Mae, 5.612%, 2058	759,867	807,773
Ginnie Mae, 6.357%, 2058	586,221	631,497
Ginnie Mae, TBA, 3%, 2043	3,400,000	3,553,763
Ginnie Mae, TBA, 3.5%, 2043	1,740,000	1,864,519

		$102,618,893
Natural Gas - Pipeline - 0.6%
Energy Transfer Partners LP, 8.5%, 2014	$17,000	$18,348
Kinder Morgan Energy Partners LP, 6.85%, 2020	1,000,000	1,254,827

		$1,273,175
Network & Telecom - 0.2%
Verizon Communications, Inc., 8.75%, 2018	$292,000	$398,351

Other Banks & Diversified Financials - 0.2%
Capital One Bank (USA) N.A., 3.375%, 2023	$336,000	$338,041
Citigroup, Inc., 8.5%, 2019	80,000	107,232

		$445,273
Real Estate - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$875,381

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 2018	$169,000	$235,865
Altria Group, Inc., 9.25%, 2019	84,000	116,996
Lorillard Tobacco Co., 8.125%, 2019	796,000	1,017,910

		$1,370,771
U.S. Government Agencies and Equivalents - 2.5%
Aid-Egypt, 4.45%, 2015	$1,755,000	$1,940,444
Freddie Mac, 2.375%, 2022	1,120,000	1,163,397
Small Business Administration, 6.35%, 2021	313,108	348,363
Small Business Administration, 6.34%, 2021	234,357	259,813
Small Business Administration, 6.44%, 2021	267,358	298,882
Small Business Administration, 6.625%, 2021	297,401	333,929
Small Business Administration, 5.52%, 2024	529,500	598,411
Small Business Administration, 2.21%, 2033	333,000	337,519
U.S. Department of Housing & Urban Development, 6.36%, 2016	113,000	113,984
U.S. Department of Housing & Urban Development, 6.59%, 2016	171,000	172,191

		$5,566,933
U.S. Treasury Obligations - 18.1%
U.S. Treasury Bonds, 5.25%, 2029	$1,448,000	$1,962,040
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,645,312
U.S. Treasury Bonds, 4.375%, 2038	4,168,000	5,237,350
U.S. Treasury Bonds, 4.5%, 2039	2,618,100	3,360,986
U.S. Treasury Notes, 4%, 2015	4,140,000	4,443,222
U.S. Treasury Notes, 2.625%, 2016	6,999,000	7,488,930
U.S. Treasury Notes, 0.875%, 2016	2,300,000	2,331,087
U.S. Treasury Notes, 4.75%, 2017 (f)	3,389,000	4,001,667

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.625%, 2018	$2,702,000	$2,951,303
U.S. Treasury Notes, 2.625%, 2020	162,000	176,681
U.S. Treasury Notes, 3.125%, 2021	668,000	750,978
U.S. Treasury Notes, 1.75%, 2022	4,221,000	4,217,041

		$39,566,597
Total U.S. Bonds		$203,415,296

Foreign Bonds - 7.6%
Brazil - 2.0%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$115,000
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	253,000	260,590
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	565,250
Federative Republic of Brazil, 11%, 2040	183,000	226,463
Federative Republic of Brazil, 5.625%, 2041	323,000	387,600
Petrobras International Finance Co., 7.875%, 2019	453,000	554,560
Petrobras International Finance Co., 5.375%, 2021	1,377,000	1,503,254
Vale Overseas Ltd., 6.875%, 2039	165,000	196,324
Vale Overseas Ltd., 4.625%, 2020	104,000	111,058
Vale Overseas Ltd., 4.375%, 2022	309,000	321,574
Votorantim Participacoes S.A., 6.75%, 2021 (n)	125,000	145,938

		$4,387,611
Canada - 1.0%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,261,032
Talisman Energy, Inc., 7.75%, 2019	650,000	832,881

		$2,093,913
Chile - 0.4%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$209,000	$219,538
Empresa Nacional del Petroleo, 6.25%, 2019	214,000	242,617
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	474,550

		$936,705
China - 0.1%
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	$226,000	$249,164

Colombia - 0.1%
Republic of Colombia, 6.125%, 2041	$104,000	$132,860

France - 0.3%
Electricite de France, FRN, 5.25%, 2049 (n)	$650,000	$639,925

Iceland - 0.4%
Republic of Iceland, 5.875%, 2022 (n)	$101,000	$114,383
Republic of Iceland, 4.875%, 2016 (n)	667,000	711,728

		$826,111
Malaysia - 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$520,147

Mexico - 1.2%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$184,400
Petroleos Mexicanos, 8%, 2019	228,000	290,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Mexico - continued
Petroleos Mexicanos, 6%, 2020	$404,000	$473,690
Petroleos Mexicanos, 5.5%, 2021	130,000	148,590
Petroleos Mexicanos, 4.875%, 2022	261,000	286,839
Petroleos Mexicanos, 5.5%, 2044 (n)	21,000	21,578
United Mexican States, 3.625%, 2022	1,164,000	1,240,824

		$2,646,621
Peru - 0.2%
Republic of Peru, 8.75%, 2033	$180,000	$297,900
Southern Copper Corp., 6.75%, 2040	117,000	135,498

		$433,398
Romania - 0.0%
Republic of Romania, 4.375%, 2023 (z)	$36,000	$35,640

Russia - 0.9%
Gaz Capital S.A., 8.125%, 2014 (n)	$509,000	$551,898
Gaz Capital S.A., 3.85%, 2020 (n)	200,000	201,560
Gaz Capital S.A., 5.999%, 2021 (n)	796,000	897,490
Rosneft, 4.199%, 2022 (n)	200,000	199,500
VTB Capital S.A., 6.465%, 2015 (n)	154,000	165,165

		$2,015,613
Slovakia - 0.4%
Republic of Slovakia, 4.375%, 2022 (n)	$909,000	$963,540

South Africa - 0.1%
Myriad International Holdings B.V., 6.375%, 2017 (n)	$174,000	$193,575

United Kingdom - 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$623,144
Total Foreign Bonds		$16,697,967
Total Bonds		$220,113,263

Money Market Funds - 17.9%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	39,109,119	$39,109,119
Total Investments		$259,222,382

Other Assets, Less Liabilities - (18.4)%		(40,236,222)
Net Assets - 100.0%		$218,986,160

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,215,822 representing 2.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043	2/28/13	$314,559	$314,559
Prudential Securities Secured Financing Corp., FRN, 7.177%, 2013	12/06/04	152,783	152,510
Republic of Romania, 4.375%, 2023	2/14/13	35,627	35,640
Total Restricted Securities			$502,709
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Derivative Contracts at 2/28/13

Futures Contracts Outstanding at 2/28/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Short)	USD	47	$6,757,719	June - 2013	$18,508

At February 28, 2013, the fund had liquid securities with an aggregate value of $125,163 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$76,392,933	$—	$76,392,933
Non-U.S. Sovereign Debt	—	12,402,393	—	12,402,393
U.S. Corporate Bonds	—	16,553,977	—	16,553,977
Residential Mortgage-Backed Securities	—	102,618,893	—	102,618,893
Commercial Mortgage-Backed Securities	—	7,849,493	—	7,849,493
Foreign Bonds	—	4,295,574	—	4,295,574
Mutual Funds	39,109,119	—	—	39,109,119
Total Investments	$39,109,119	$220,113,263	$—	$259,222,382

Other Financial Instruments
Futures Contracts	$18,508	$—	$—	$18,508

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$243,738,923
Gross unrealized appreciation	16,170,872
Gross unrealized depreciation	(687,413)
Net unrealized appreciation (depreciation)	$15,483,459

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,893,863	32,423,154	(7,207,898)	39,109,119

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,660	$39,109,119

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.